Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of Cost of Goods Sold - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of goods sold [Member]
Schedule of Income and Expenses [Line Items]
Cost of materials	[1]	$ 70,308	$ 53,666	$ 63,945
Salary and related expenses		16,330	14,967	17,486
Subcontractors		6,354	4,673	4,892
Depreciation and amortization	[2]	9,000	8,553	3,627
Energy		1,383	1,365	1,464
Other manufacturing expenses		1,235	1,785	1,298
Total Cost of goods sold before Inventory change		100,610	85,009	92,712
Decrease (increase) in inventories		(17,581)	(2,373)	(19,398)
Total Cost of goods sold		87,029	82,636	73,314
Research and development [Member]
Schedule of Income and Expenses [Line Items]
Salary and related expenses		5,110	5,608	5,076
Subcontractors		4,677	4,216	3,656
Materials and allocation of facility costs		2,971	2,538	1,896
Depreciation and amortization		586	574	616
Others		589	236	113
Total Research and development		13,933	13,172	11,357
Selling and marketing [Member]
Schedule of Income and Expenses [Line Items]
Salary and related expenses		4,907	4,047	1,930
Packing, shipping and delivery		1,366	1,484	912
Marketing and advertising		2,634	3,676	1,340
Registration and marketing fees		4,362	3,463	1,262
Depreciation and amortization	[3]	2,090	2,056	488
Others		834	558	346
Total Selling and marketing		16,193	15,284	6,278
General and administrative [Member]
Schedule of Income and Expenses [Line Items]
Salary and related expenses		5,283	4,455	3,853
Employees welfare		1,337	1,299	1,259
Professional fees and public company expense		4,305	4,213	5,055
Depreciation, amortization and impairment		1,035	973	875
Communication and software services		1,201	905	977
Others		1,220	958	617
Total General and administrative		14,381	12,803	12,636
Financial (expense)income [Member]
Schedule of Income and Expenses [Line Items]
Interest income from cash deposit		588	91	295
Revaluation of long term liabilities		(980)	(6,266)	(994)
Fees and interest expense to financial institutions		(1,298)	(914)	(283)
Derivatives instruments measured at fair value		149	548	(565)
Translation differences of financial assets and liabilities		(94)	(250)	358
Total Financial (expense) income		$ (1,635)	$ (6,791)	$ (1,189)

[1]	Costs of materials for the year ended December 31, 2021, includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.
[2]	Including amortization of intangible assets in the amount of $5,376 for each of the years ended December 31, 2023 and 2022, and $574 for the year ended December 31, 2021
[3]	Including amortization of intangible assets in the amount of $1,807 for each of the years ended December 2023 and 2022, and $265 for the year ended December 31, 2021.